Revenue	12 Months Ended
Dec. 31, 2023
Revenues [Abstract]
REVENUE

4. REVENUE

For the years ended December 31, 2023, 2022 and 2021, all revenue came from provision of healthcare services in Hong Kong.

During the second quarter of 2023, the Group made a decision to streamline its operations by terminating clinic services and suspending non-lead R&D projects.